Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES
Operating Leases
On May 15, 2009, the Company entered into an operating lease in Medford, Massachusetts, for office and laboratory space that comprises the headquarters. On August 15, 2020, the Company entered into an expansion and extension of its lease effective from August 15, 2020, through the lease term end date of February 14, 2024, unless otherwise extended.
On January 15, 2019, the Company entered into an operating lease for office, laboratory, and greenhouse facilities in Research Triangle Park, North Carolina. The Company has occupied the greenhouse space since January 2019 and the office and laboratory space since January 2020. The lease term is for
 84 months from the first day of the first full month following the commencement of the office and laboratory space occupation. The initial lease term expires in December 2026. The Company has the option to extend the lease for an additional five-year term. The lease agreement provided for a base tenant improvement allowance of approximately $0.5 million and an additional tenant improvement allowance of $1.0 million to finance a portion of the capital improvements of the facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 9% interest over the lease term. As of December 31, 2021, approximately $0.8 million of the additional tenant improvement allowance was recorded in other liabilities. The Company is required to pay for any additional tenant improvement costs.
On January 1, 2020, the Company entered into an operating lease for its manufacturing facility in Rochester, New York, for an initial term of 63 months, expiring on March 31, 2025. The Company has the option to extend the lease for up to two additional terms of five years each. The lease agreement provided for a base tenant improvement allowance of approximately $17 thousand and an additional tenant improvement allowance of approximately $0.3 million to finance a portion of the capital improvements of the facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 10% interest over 60 months. The Company is required to pay for any additional tenant improvement costs.
On October 28, 2020, the Company entered into a license and services agreement for an on-demand
cleanroom in Burlington, Massachusetts for its
pre-clinical
and early phase clinical material manufacturing. The license is for a
24-month
period and the clean rooms are expected to be available starting the third quarter of 2021.
On November 15, 2020, the Company entered into an operating lease with its landlord for additional lab space in Woburn, Massachusetts. On January 11, 2021, the Company entered into an expansion of its Woburn lab space lease effective from March 1, 2021, that was amended on March 22, 2021, and further amended on April 14, 2021, for additional space effective from April 1, 2021, and June 1, 2021, respectively. The lease term has an end date of February 14, 2024.
On February 22, 2021, the Company entered into a sublease agreement for additional lab space in Medford, Massachusetts. The initial term of the lease is 48 months, expiring on February 28, 2025, unless otherwise extended.
On June 23, 2021, the Company entered into an operating lease agreement for additional office space in Medford, Massachusetts. The initial term of the lease is
 44 months, expiring on February 28, 2025, unless otherwise extended.
On September 30, 2021, the Company entered into a lease for new laboratory, office and greenhouse space in Research Triangle Park, North Carolina, with an anticipated commencement date in January of 2022. The lease term expires in July 2033, unless extended. The base rent for this lease is approximately $
2.3 million per year, subject to a 3% increase each year.
On November 1, 2021, the Company entered into an operating lease for additional laboratory and office space in Rochester, New York. The initial term of the lease is 51 months, expiring on March 31, 2026, unless otherwise extended. Base rent for this lease is approximately $0.1 million per year with annual escalations for cost-of-living
adjustments.
Rent expense is recognized on a straight-line basis over the lease term. Total rent expense in the consolidated statements of operations for the operating leases was approximately $2.1 million and $5.1 million for the years ended December 31, 2020 and 2021, respectively.

A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2021, is as follows (in thousands):

FOR THE YEARS ENDED DECEMBER 31,
2022	$7,841
2023	7,257
2024	2,549
2025	1,450
2026	1,242
Thereafter	5,359
Total	$25,698
Capital Lease obligation
The Company acquired certain equipment with a value of approximately $0.9 million and $0 under capital lease arrangements during the years ended December 31, 2020 and 2021, respectively. Amortization of assets held under capital leases is included in depreciation expense. The Company leases certain laboratory equipment under capital lease agreements with fixed payments due through December 2023. Capital lease obligations are recorded as long-term debt on the Company’s consolidated balance sheet as of December 31, 2020 and 2021.

Future minimum lease payments under the capital lease agreements as of December 31, 2021, together with the present value of the minimum lease payments are as follows (in thousands):

FOR THE YEARS ENDED DECEMBER 31,
2022	$779
2023	330
Thereafter	—

Total minimum lease payments	$1,109
Less: amount representing interest	(117)

Present value of obligations under capital leases	$992
Current portion of capital lease obligations	$672
Capital lease obligations, long-term	$320
Legal proceedings
Legal claims may arise from time to time in the normal course of business. There are no such claims as of December 31, 2020 and 2021, that are expected to have a material effect on the Company’s consolidated financial statements.
Other funding commitments
In November 2021, the Company entered into a manufacturing and development contract service agreement with a contract development and manufacturing organization for the Company’s mRNA
COVID-19
vaccine. Based on the Company’s minimum purchase commitments, the Company expects to pay the organization a minimum of approximately $11.5 million in service fees under the agreement, excluding the cost of raw materials. Based on the current schedule, the Company expects to incur the majority of these expenses in 2022 and a portion in the first quarter of 2023.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company’s significant operating leases entered as of December 31, 2021, are disclosed in Note 18, Commitments and Contingencies — Operating Leases, of the notes to the audited consolidated financial statements for the year ended December 31, 2021 as filed with the SEC on March 31, 2021 on Form
8-K/A.
Since the date of those financial statements, the Company has entered into new operating leases or has modified existing operating leases for the six months ended June 30, 2022, as noted below.
On September 30, 2021, the Company entered into a lease for new laboratory, office and greenhouse space in Durham, North Carolina, which commenced in January 2022. The lease term expires in July 2033, unless extended. The base rent for this lease is approximately $2.3 million per year, subject to a 3% increase each year.
In March 2022, the Company entered into a lease for new laboratory space in Lexington, Massachusetts, which commenced in May 2022. The lease term expires in July 2033. The base rent for this lease is $3.9 million per year, subject to a 3% increase each year.
Total rent expense in the condensed consolidated statements of operations for the operating leases was approximately $6.8 million and $1.9 million for the six months ended June 30, 2022 and 2021, respectively. Total rent expense in the condensed consolidated statements of operations for the operating leases was approximately $4.0 million and $1.0 million for the three months ended June 30, 2022 and 2021, respectively.
A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of June 30, 2022, is as follows (in thousands):

AS OF JUNE 30, 2022
Remainder of 2022	$4,554
2023	9,573
2024	8,285
2025	7,296
2026	7,018
Thereafter	43,975

Total	$80,701

Legal proceedings
Legal claims may arise from time to time in the normal course of business. There are no such claims as of three and six months ended June 30, 2022 and 2021, that are expected to have a material effect on the Company’s condensed consolidated financial statements.
Other funding commitments
In December 2020, the Company entered into an assignment and license agreement with Bayer CropScience LLP (“Bayer”) under which the Company may be obligated to make milestone and royalty payments. These payment obligations are contingent upon future events, such as achieving certain development, regulatory, and commercial milestones or generating product sales. The timing of these events is uncertain; accordingly, the Company cannot predict the period during which these payments may become due. The Company have agreed to pay up to $2.0 million in milestone payments under this assignment and license agreement when certain development milestones are met. The Company assessed the milestones for the six months ended June 30, 2022 and concluded no such milestone payments were deemed probable nor due.
In November 2021, the Company entered into a manufacturing and development contract service agreement with a contract development and manufacturing organization for the Company’s mRNA
COVID-19
vaccine. Based on the Company’s minimum purchase commitments, the Company expects to pay the organization a minimum of approximately $11.5 million in service fees under the agreement, excluding the cost of raw materials. Based on the current schedule, the Company expects to incur the majority of these expenses in 2022 and the remainder in 2023. For the six months ended June 30, 2022, the Company has incurred approximately $3.9 million in costs under this service agreement.